BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
NOTE 9 - BASIS OF PRESENTATION

Basis of Presentation

The unaudited interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the United States Securities and Exchange Commission. Accordingly, they do not contain all information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements. In the opinion of the Company's management, the accompanying unaudited financial statements contain all the adjustments necessary (consisting only of normal recurring adjustments) to present the financial position of the Company as of March 31, 2016 and the results of operations and cash flows for the periods presented. The results of operations for the three months ended March 31, 2016 are not necessarily indicative of the operating results for the full fiscal year or any future period. These financial statements should be read in conjunction with the financial statements and related notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2015. The Company's accounting policies are described in the accompanying audited financial statements.

Use of Estimates

The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In April 2015, the FASB issued ASU 2015-03, "Simplifying the Presentation of Debt Issuance Costs", requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability in a manner consistent with the treatment for debt discounts. In August 2015, the FASB published ASU 2015-15 (Subtopic 835-30), "Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of Credit Arrangements", which provides additional guidance on the presentation and subsequent measurement of debt issuance costs related to line-of-credit arrangements. The standard is effective for fiscal years and the interim periods within those fiscal years beginning on or after December 15, 2015. The Company does not expect material impacts on its financial statements upon adoption.